UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 through June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Specialty Funds

June 30, 2013 (Unaudited)

Security Capital U.S. Core Real Estate Securities Fund

JPMorgan U.S. Real Estate Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

July 26, 2013 (Unaudited)

Dear Shareholder:

While somewhat overshadowed by increased volatility at the end of the reporting period, developed market equities in aggregate posted solid returns for the six months ended June 30, 2013. For much of the period, stocks were supported by solid corporate earnings and robust demand from investors looking to generate higher returns in the low interest rate environment. Despite signaling a potential policy shift in June 2013, the U.S. Federal Reserve (“Fed”) continued to pursue its highly accommodative policies in an attempt to lower unemployment and spur the economy. Central banks overseas also did their part to support their economies. The European Central Bank (“ECB”) remained committed to preserving the euro, as it cut rates and introduced new programs designed to aid struggling euro zone members. Elsewhere, the Bank of Japan stepped up its major asset purchase program as a new pro-growth government came into power late in 2012.

“We are encouraged by the stock market’s resiliency in the face of recent volatility.”

Positive investor sentiment was temporarily interrupted, however, in May 2013 when Fed Chairman Bernanke indicated that the central bank may begin to “taper” its asset purchase program later this year. This triggered a sharp decline in global equities, although they quickly regained their footing and have continued to rally in July. All told, U.S. stocks rose sharply during the six months ended June 30, 2013. Overseas, international developed stocks produced more modest gains, while emerging market equities performed poorly given concerns regarding China’s economy and falling commodity prices.

U.S. Treasury Yields Rise Sharply

Talk of Fed tapering negatively impacted the fixed income markets. While U.S. Treasury security yields continued to be low from a historical perspective, they ended the period sharply higher than when the reporting period began. The yield for 10-year U.S. Treasury securities ended June 30, 2013 at 2.52%, while the yields for 2- and 30-year U.S. Treasury securities finished the reporting period at 0.36% and 3.52%, respectively. Amid the rising interest rate environment, the overall U.S. fixed income market generated a negative return for the reporting period. In contrast, high yield bonds (also known as junk bonds) posted a modest gain, while emerging market debt securities fell sharply.

Positive Signs for Stocks

Although the global economy is far from robust, it is still on a growth path. The expansion in the U.S. certainly appears to be sustainable and, while Europe remains in a recession, there are indications that its economy may be bottoming. Elsewhere, pro-growth initiatives in Japan have thus far yielded positive results. While growth in China has moderated, we believe the government has the tools at its disposal to avoid a “hard landing.”

We are encouraged by the stock market’s resiliency in the face of recent volatility. In addition, there have been signs that equity market correlations are decreasing, which could create a more favorable environment for active managers. In addition, given the recent sell-off in the bond market, valuations in a number of fixed income sectors have become more attractive.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

JUNE 30, 2013	J.P. MORGAN SPECIALTY FUNDS	1

J.P. Morgan Specialty Funds

MARKET OVERVIEW

SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)

After a strong start to the year, the U.S. real estate investment trust (“REIT”) market largely retraced double-digit gains responding, along with broader equity and fixed income markets, to concerns over increasing long-term interest rates as investors pondered the U.S. Federal Reserve Board’s timing and strategy for tapering and withdrawing stimulus in an improving economy. REIT common equity shares peaked on a year-to-date total return basis at 18.5% on May 21, 2013. One month later, on June 20, the comparable figure was 0.0%, before ending the first half of the year at 5.9%.

The fundamental and financial positioning of public real estate companies remained strongly positive, in our view. Low borrowing costs, accommodating debt markets, low levels of new construction and stable-to-improving rent/occupancy levels represent a potent force behind long-term real estate values, especially in the hands of well capitalized public companies. But valuation matters, and against this favorable fundamental backdrop, real estate asset values and REIT stock prices have continued to advance. At the end of the day, REITs are not a homogenous group, and we believe investors can expect to see a dispersed pattern of performance moving forward, with absolute winners and losers under a broad range of economic scenarios.

By major property type, hotel and storage companies were the relative outperformers during the reporting period, while regional mall and industrial companies lagged.

2	J.P. MORGAN SPECIALTY FUNDS	JUNE 30, 2013

Security Capital U.S. Core Real Estate Securities Fund

FUND COMMENTARY

SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	3.98%
Wilshire U.S. Real Estate Securities Index	5.89%
Barclays REIT Bond Index	-1.65%
Security Capital U.S. Core Real Estate Securities Composite Benchmark	3.19%

Net Assets as of 6/30/2013 (In Thousands)	$61,425

INVESTMENT OBJECTIVE**

The Security Capital U.S. Core Real Estate Securities Fund (the “Fund”) seeks a risk-adjusted total return over the long term by investing primarily in real estate securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Select Class Shares) posted a positive absolute return, outperforming the Barclays REIT Bond Index and the Security Capital U.S. Core Real Estate Securities Composite Benchmark, yet underperforming the Wilshire U.S. Real Estate Securities Index (“WILRESI”) for the reporting period. The Fund invests in equity and fixed income securities and, therefore, its performance is compared to multiple benchmarks, including broad-based equity and fixed income benchmarks as well as a blended composite benchmark.

The majority of the return of the Fund for the reporting period was sourced from its common equity holdings, which averaged a 56.9% weighting during the reporting period. Individual common stock holdings that contributed to performance relative to the WILRESI included those in Apartment Investment and Management Co. (AIV), Weingarten Realty Investors (WRI) and SL Green Realty Corp. (SLG). Apartment owner, Apartment Investment and Management Co., benefited during the period from its attractive valuation in comparison to other multi-family companies. Shopping center owner, Weingarten Realty Investors, benefited from recovering occupancies, a near bankruptcy-free retailer universe and access to inexpensive debt and equity capital. Finally, SL Green Realty Corp., an owner of high quality Manhattan office properties, benefited from signs of renewed vitality in Manhattan office leasing markets and strong asset pricing on actual and in-process sale transactions.

Individual common stock holdings that detracted from performance relative to the WILRESI included those in Equity

Residential (EQR), Mack-Cali Realty Corp. (CLI) and AvalonBay Communities Inc. (AVB). Within common stock holdings, the Fund was overweight apartment owners, Equity Residential and AvalonBay Communities Inc., which were weighed down in the period by investor concerns over rebounding levels of apartment construction and perceived headwinds from a recovering and relatively affordable single family home market. Suburban office owner, Mack-Cali Realty, Corp., another overweight in the portfolio, has been weighed down by the depressed state of its Northeast suburban office markets, as well as investor skepticism surrounding the firm’s aggressive move into apartment ownership and development.

Among the fixed income investments, the Fund’s bond investments outperformed the Barclays REIT Bond Index for the reporting period, benefiting from the profitable sale of a targeted convertible debt investment. The Fund continues to position its debt holdings with a more defensive shorter- maturity stance, with average duration of 2.2 years in the portfolio, compared with the Barclays REIT Bond Index’s average duration of 6.9 years. The Fund’s preferred equity investments garnered a positive absolute return for the reporting period and remained moderately overweight relative to the composite blended benchmark.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up process to inform both security selection and security type (common equity, preferred equity or debt). They relied on proprietary cash flow models, extensive field work and internal real estate market research to target what they believed to be attractive long-term investment opportunities, emphasizing quality real estate portfolios, flexible balance sheets and transparent business models.

JUNE 30, 2013	J.P. MORGAN SPECIALTY FUNDS	3

Security Capital U.S. Core Real Estate Securities Fund

FUND COMMENTARY

SIX MONTHS ENDED JUNE 30, 2013 (Unaudited) (continued)

TOP TEN HOLDINGS OF THE PORTFOLIO***
1.	Simon Property Group, Inc. (Common Stock)	6.5%
2.	Prologis, Inc. (Common Stock)	4.2
3.	Kilroy Realty LP, 5.000%, 11/03/15 (Corporate Bond)	4.0
4.	Equity Residential (Common Stock)	4.0
5.	Health Care REIT, Inc., 5.875%, 05/15/15 (Corporate Bond)	3.3
6.	Public Storage (Common Stock)	3.1
7.	HCP, Inc. (Common Stock)	3.0
8.	Health Care REIT, Inc. (Common Stock)	2.9
9.	AvalonBay Communities, Inc. (Common Stock)	2.7
10.	Ventas, Inc. (Common Stock)	2.4

PORTFOLIO COMPOSITION BY SECURITY TYPE***
Common Stocks	58.7%
Corporate Bonds	19.8
Preferred Stocks	14.6
Short-Term Investment	6.9

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of June 30, 2013. The Fund’s portfolio composition is subject to change.

GEOGRAPHIC DIVERSIFICATION
	Security Capital U.S. Core Real Estate Securities Fund (a)	NCREIF (b)
East	31.6%	34.1%
Northeast	21.4	20.1%
Mideast	10.2	14.0%
West	31.6%	34.7%
Pacific	24.6	29.1%
Mountain	7.0	5.6%
South	20.1%	21.5%
Southeast	12.5	10.6%
Southwest	7.6	10.9%
Midwest	11.8%	9.7%
East North Central	9.1	7.9%
West North Central	2.7	1.8%
Non-U.S.	4.9%	0.0%

(a)	Percentages indicated are based on total investments as of June 30, 2013. The Fund’s composition is subject to change.
(b)	Reflects the industry average of institutions belonging to the National Council of Real Estate Investment Fiduciaries.

4	J.P. MORGAN SPECIALTY FUNDS	JUNE 30, 2013

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	8/31/11
Without Sales Charge		3.87%	6.23%	9.70%
With Sales Charge**		(1.61)	0.66	6.52
CLASS C SHARES	8/31/11
Without CDSC		3.61	5.65	9.14
With CDSC***		2.61	4.65	9.14
CLASS R5 SHARES	8/31/11	4.08	6.65	10.19
CLASS R6 SHARES	8/31/11	4.16	6.77	10.28
SELECT CLASS SHARES	8/31/11	3.98	6.47	10.00

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (8/31/11 TO 6/30/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on August 31, 2011.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the Security Capital U.S. Core Real Estate Securities Fund, the Wilshire US Real Estate Securities Index, Barclays Investment Grade REIT Index, U.S. Core Real Estate Securities Composite Benchmark and the Lipper Real Estate Funds Index from August 31, 2011 to June 30, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the indices, other than the Lipper Real Estate Funds Index, does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Real Estate Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Wilshire US Real Estate Securities Index is an unmanaged, float-adjusted market capitalization-weighted index comprising publicly traded REITs and real estate operating companies, not including special purpose REITs. It is comprised of major companies engaged in the equity ownership and operation of commercial real estate. The Barclays Investment Grade REIT Index publicly includes issued U.S. corporate and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered or 144a securities with registration rights and only includes the portion of the Barclays U.S. Corporate Index deemed to be a Real Estate Investment Trust. The U.S. Core Real Estate Securities Composite Benchmark is a composite benchmark comprised of unmanaged indices that includes 60% Wilshire US Real Estate Securities Index, 10% Wells Fargo Hybrid and Preferred Securities REIT Index and 30% Barclays Investment Grade REIT Index. The Lipper Real Estate Funds Index represents the total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

JUNE 30, 2013	J.P. MORGAN SPECIALTY FUNDS	5

JPMorgan U.S. Real Estate Fund

FUND COMMENTARY

SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	5.31%
Wilshire U.S. Real Estate Securities Index	5.89%

Net Assets as of 6/30/2013 (In Thousands)	$623,760

INVESTMENT OBJECTIVE**

The JPMorgan U.S. Real Estate Fund (the “Fund”) seeks a high level of current income and long-term capital appreciation primarily through investments in real estate securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Class A Shares, without a sales charge) posted an attractive absolute return for the reporting period, but underperformed the Wilshire U.S. Real Estate Securities Index (the “Benchmark”).

Stock selection detracting from the Fund’s relative performance was largely focused in the office sector. Office leasing markets continued to be challenged by generally weak demand associated with business cost sensitivities and efficiency gains in space use, particularly for more fungible suburban office assets. Stock selection in industrial, strip center, and apartment sectors contributed the most to the Fund’s relative performance during the reporting period.

Individual companies that detracted from performance relative to the Benchmark included Equity Residential (EQR), Mack-Cali Realty Corp. (CLI) and Simon Property Group (SPG). The Fund was overweight apartment owner, Equity Residential , a multi-family housing company, which was weighed down in the period by investor concerns over rebounding levels of apartment construction and perceived headwinds from a recovering and relatively affordable single family home market. Suburban office owner, Mack-Cali Realty Corp., another overweight in the portfolio, has been weighed down by the depressed state of its Northeast suburban office market, as well as investor skepticism surrounding the firm’s aggressive move into apartment ownership and development. Lastly, regional mall owner, Simon Property Group continues to generate impressive operating performance, but its shares underperformed the Benchmark in the first half of 2013 after strong outperformance in 2012.

Individual companies that contributed favorably to performance relative to the Benchmark included Healthcare Realty Trust (HR), Weingarten Realty Investors (WRI) and Host Hotels & Resorts (HST). Healthcare Realty Trust, an owner of medical office properties, benefited, along with health care company stocks broadly, as spending cuts under sequestration were contained and largely applied to other non-health care areas of the federal budget. Weingarten Realty Investors, an owner of shopping center properties, benefited from recovering occupancies, a near bankruptcy-free retailer universe and access to inexpensive debt and equity capital. Finally, Host Hotels & Resorts, owner of hotel properties, benefited as economically sensitive hotel operations have responded to healthy corporate profits and signs of a broader economic recovery.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up process to inform security selection. They relied on proprietary cash flow models, extensive field work and internal real estate market research to target what they believed to be attractive long-term investment opportunities, emphasizing quality real estate portfolios, flexible balance sheets and transparent business models.

6	J.P. MORGAN SPECIALTY FUNDS	JUNE 30, 2013

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Simon Property Group, Inc.	11.1%
2.	Prologis, Inc.	7.0
3.	Equity Residential	6.8
4.	Public Storage	5.3
5.	HCP, Inc.	5.0
6.	Health Care REIT, Inc.	4.8
7.	AvalonBay Communities, Inc.	4.4
8.	Macerich Co. (The)	4.1
9.	Apartment Investment & Management Co., Class A	4.1
10.	Ventas, Inc.	3.9

PORTFOLIO COMPOSITION BY SECURITY TYPE***
Common Stocks	98.5%
Short-Term Investment	1.5

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of June 30, 2013. The Fund’s portfolio composition is subject to change.

GEOGRAPHIC DIVERSIFICATION
	JPMorgan U.S. Real Estate Fund (a)	NCREIF (b)
East	34.8%	34.1%
Northeast	23.7	20.1%
Mideast	11.1	14.0%
West	31.1%	34.7%
Pacific	23.3	29.1%
Mountain	7.8	5.6%
South	20.1%	21.5%
Southeast	12.7	10.6%
Southwest	7.4	10.9%
Midwest	9.3%	9.7%
East North Central	6.9	7.9%
West North Central	2.4	1.8%
Non-U.S.	4.7%	0.0%

(a)	Percentages indicated are based on total investments as of June 30, 2013. The Fund’s composition is subject to change.
(b)	Reflects the industry average of institutions belonging to the National Council of Real Estate Investment Fiduciaries.

JUNE 30, 2013	J.P. MORGAN SPECIALTY FUNDS	7

JPMorgan U.S. Real Estate Fund

FUND COMMENTARY

SIX MONTHS ENDED JUNE 30, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	4/23/97
Without Sales Charge		5.31%	6.38%	5.22%	10.33%
With Sales Charge**		(0.22)	0.80	4.09	9.73
CLASS C SHARES	2/19/05
Without CDSC		5.12	5.87	4.70	9.87
With CDSC***		4.12	4.87	4.70	9.87
CLASS R2 SHARES	11/3/08	5.23	6.10	4.98	10.20
CLASS R5 SHARES	5/15/06	5.57	6.85	5.69	10.73
SELECT CLASS SHARES	1/19/05	5.41	6.63	5.48	10.56

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (6/30/03 TO 6/30/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for the Select Class Shares prior to its inception are based on the performance of the Class A Shares. The actual returns of Select Class Shares would have been different than shown because Select Class Shares have different expenses than Class A Shares.

Returns for the Class C Shares prior to its inception are based on the performance of the Class A Shares. The actual returns of Class C Shares would have been lower than shown because Class C Shares have higher expenses than Class A Shares.

Returns for the Class R5 Shares prior to its inception are based on the performance of the Select Class Shares. The actual returns of Class R5 Shares would have been different than shown because Class R5 Shares have different expenses than Select Class Shares.

Returns for the Class R2 Shares prior to its inception are based on the performance of the Class A Shares. The actual returns of Class R2 Shares would have been lower than shown because Class R2 Shares have higher expenses than Class A Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan U.S. Real Estate Fund, the Wilshire US Real Estate Securities Index, the FTSE NAREIT Equity REITs Index and the Lipper Real Estate Funds Index from June 30, 2003 to June 30, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the indices, other than the Lipper Real Estate Funds Index, does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Real Estate Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Wilshire US Real Estate Securities Index is an unmanaged, float-adjusted market capitalization-weighted index comprising publicly traded REITs and real estate operating companies, not including special purpose REITs. It is comprised of major companies in the companies engaged in the equity ownership and operation of commercial real estate. The FTSE NAREIT Equity REITs Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITs listed in the NYSE, AMEX, and NASDAQ National Market. The Lipper Real Estate Funds Index represents the total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN SPECIALTY FUNDS	JUNE 30, 2013

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 58.9%
	Diversified — 3.4%
13	Colonial Properties Trust	301
24	Duke Realty Corp.	372
17	Vornado Realty Trust	1,398

		2,071

	Health Care — 8.4%
41	HCP, Inc.	1,880
27	Health Care REIT, Inc.	1,781
22	Ventas, Inc.	1,494

		5,155

	Hotels — 3.9%
68	Host Hotels & Resorts, Inc.	1,152
23	RLJ Lodging Trust	507
5	Starwood Hotels & Resorts Worldwide, Inc.	287
39	Sunstone Hotel Investors, Inc. (a)	477

		2,423

	Industrial — 4.2%
69	Prologis, Inc.	2,604

	Multifamily — 11.6%
49	Apartment Investment & Management Co., Class A	1,486
12	AvalonBay Communities, Inc.	1,664
42	Equity Residential	2,444
3	Essex Property Trust, Inc.	453
42	UDR, Inc.	1,078

		7,125

	Office — 8.5%
9	Alexandria Real Estate Equities, Inc.	598
55	BioMed Realty Trust, Inc.	1,118
12	Boston Properties, Inc.	1,289
22	Douglas Emmett, Inc.	542
32	Mack-Cali Realty Corp.	786
10	SL Green Realty Corp.	915

		5,248

	Regional Malls — 11.1%
69	General Growth Properties, Inc.	1,365
24	Macerich Co. (The)	1,476
25	Simon Property Group, Inc.	3,985

		6,826

SHARES	SECURITY DESCRIPTION	VALUE($)

	Shopping Centers — 4.2%
3	Federal Realty Investment Trust	321
43	Kimco Realty Corp.	927
16	Regency Centers Corp.	805
17	Weingarten Realty Investors	520

		2,573

	Storage — 3.6%
6	Extra Space Storage, Inc.	271
12	Public Storage	1,914

		2,185

	Total Common Stocks (Cost $34,372)	36,210

PRINCIPAL AMOUNT($)
Corporate Bonds — 19.9%
	Diversified — 0.5%
321	Colonial Realty LP, 6.250%, 06/15/14	336

	Health Care — 9.7%
	HCP, Inc.,
900	6.000%, 06/15/14	942
900	6.000%, 03/01/15	968
250	6.300%, 09/15/16	284
	Health Care REIT, Inc.,
175	3.625%, 03/15/16	184
1,888	5.875%, 05/15/15	2,043
458	6.200%, 06/01/16	514
350	Healthcare Realty Trust, Inc., 6.500%, 01/17/17	391
580	Senior Housing Properties Trust, 4.300%, 01/15/16	601

		5,927

	Industrial — 2.3%
	ProLogis LP,
78	4.500%, 08/15/17	83
1,100	5.625%, 11/15/16	1,228
60	6.625%, 05/15/18	69

		1,380

	Office — 5.8%
100	CommonWealth REIT, 6.250%, 08/15/16	107
2,300	Kilroy Realty LP, 5.000%, 11/03/15	2,479
206	Mack-Cali Realty LP, 5.125%, 01/15/15	217
700	Reckson Operating Partnership LP, 6.000%, 03/31/16	763

		3,566

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2013	J.P. MORGAN SPECIALTY FUNDS	9

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Real Estate Management & Development — 1.1%
675	Retail Property Trust (The), 7.180%, 09/01/13 (e)	682

	Shopping Centers — 0.5%
200	DDR Corp., 7.500%, 04/01/17	232
70	Equity One, Inc., 6.000%, 09/15/16	78

		310

	Total Corporate Bonds (Cost $12,161)	12,201

SHARES
Preferred Stocks ($25 par value) — 14.7%
	Hotels — 2.7%
12	Ashford Hospitality Trust, Inc., Series D, 8.450%, 07/31/13 @	292
31	Strategic Hotels & Resorts, Inc., 8.250%, 07/31/13 @	735
24	Sunstone Hotel Investors, Inc., 8.000%, 04/06/16 @	620

		1,647

	Industrial — 0.7%
9	STAG Industrial, Inc., 9.000%, 11/02/16 @	238
7	Terreno Realty Corp., 7.750%, 07/19/17 @	177

		415

	Multifamily — 0.1%
2	Equity Lifestyle Properties, Inc., Series C, 6.750%, 09/07/17 @	59

	Office — 1.1%
11	CommonWealth REIT, 7.500%, 11/15/19 @	228
18	Hudson Pacific Properties, Inc., 8.375%, 12/10/15 @	483

		711

	Regional Malls — 6.7%
28	CBL & Associates Properties, Inc., Series D, 7.375%, 07/31/13 @	708
51	General Growth Properties, Inc., Series A, 6.375%, 02/13/18 @	1,172

SHARES	SECURITY DESCRIPTION	VALUE($)

	Regional Malls — Continued
8	Glimcher Realty Trust, 6.875%, 03/27/18 @	197
4	Glimcher Realty Trust, Series G, 8.125%, 07/31/13 @	99
18	Glimcher Realty Trust, Series H, 7.500%, 08/10/17 @	443
39	Taubman Centers, Inc., 6.250%, 03/15/18 @	957
22	Taubman Centers, Inc., 6.500%, 08/14/17 @	534

		4,110

	Shopping Centers — 2.4%
8	DDR Corp., Series H, 7.375%, 07/31/13 @	213
17	Inland Real Estate Corp., 8.125%, 10/06/16 @	442
14	Kite Realty Group Trust, 8.250%, 12/07/15 @	360
9	Urstadt Biddle Properties, Inc., 7.125%, 10/24/17 @	241
9	Weingarten Realty Investors, 6.500%, 07/31/13 @	224

		1,480

	Storage — 1.0%
16	CubeSmart, Series A, 7.750%, 11/02/16 (a) @	407
8	Public Storage, 6.500%, 04/14/16 @	206

		613

	Total Preferred Stocks (Cost $9,107)	9,035

Short-Term Investment — 7.0%
	Investment Company — 7.0%
4,273	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $4,273)	4,273

	Total Investments — 100.5% (Cost $59,913)	61,719
	Liabilities in Excess of Other Assets — (0.5)%	(294)

	NET ASSETS — 100.0%	$61,425

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN SPECIALTY FUNDS	JUNE 30, 2013

JPMorgan U.S. Real Estate Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 98.9%
	Diversified — 5.5%
215	Colonial Properties Trust	5,175
391	Duke Realty Corp.	6,093
274	Vornado Realty Trust	22,738

		34,006

	Health Care — 13.7%
690	HCP, Inc.	31,354
446	Health Care REIT, Inc.	29,895
353	Ventas, Inc.	24,492

		85,741

	Hotels — 6.7%
1,194	Host Hotels & Resorts, Inc.	20,147
369	RLJ Lodging Trust	8,307
81	Starwood Hotels & Resorts Worldwide, Inc.	5,087
682	Sunstone Hotel Investors, Inc. (a)	8,238

		41,779

	Industrial — 7.0%
1,155	Prologis, Inc.	43,549

	Multifamily — 19.6%
845	Apartment Investment & Management Co., Class A	25,394
203	AvalonBay Communities, Inc.	27,426
738	Equity Residential	42,837
50	Essex Property Trust, Inc.	7,922
743	UDR, Inc.	18,930

		122,509

	Office — 14.3%
161	Alexandria Real Estate Equities, Inc.	10,584
912	BioMed Realty Trust, Inc.	18,455
206	Boston Properties, Inc.	21,722
359	Douglas Emmett, Inc.	8,950
539	Mack-Cali Realty Corp.	13,210
184	SL Green Realty Corp.	16,209

		89,130

SHARES	SECURITY DESCRIPTION	VALUE($)

	Regional Malls — 18.9%
1,123	General Growth Properties, Inc.	22,313
424	Macerich Co. (The)	25,839
441	Simon Property Group, Inc.	69,694

		117,846

	Shopping Centers — 7.1%
53	Federal Realty Investment Trust	5,474
759	Kimco Realty Corp.	16,263
267	Regency Centers Corp.	13,574
294	Weingarten Realty Investors	9,059

		44,370

	Storage — 6.1%
113	Extra Space Storage, Inc.	4,744
217	Public Storage	33,241

		37,985

	Total Common Stocks (Cost $374,853)	616,915

Short-Term Investment — 1.6%
	Investment Company — 1.6%
9,683	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $9,683)	9,683

	Total Investments — 100.5% (Cost $384,536)	626,598
	Liabilities in Excess of Other Assets — (0.5)%	(2,838)

	NET ASSETS — 100.0%	$623,760

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2013	J.P. MORGAN SPECIALTY FUNDS	11

J.P. Morgan Specialty Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS:

AS OF JUNE 30, 2013 (Unaudited)

REIT	— Real Estate Investment Trust

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)	— The rate shown is the current yield as of June 30, 2013.
@

—  The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of June 30, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN SPECIALTY FUNDS	JUNE 30, 2013

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2013 (Unaudited)

(Amounts in thousands, except per share amounts)

	U.S. Core Real Estate Securities Fund		U.S. Real Estate Fund
ASSETS:
Investments in non-affiliates, at value	$57,446		$616,915
Investments in affiliates, at value	4,273		9,683

Total investment securities, at value	61,719		626,598
Receivables:
Fund shares sold	69		575
Interest and dividends from non-affiliates	322		1,397
Dividends from affiliates	—	(a)	—	(a)

Total Assets	62,110		628,570

LIABILITIES:
Payables:
Dividends	13		1,084
Investment securities purchased	561		—
Fund shares redeemed	27		2,768
Accrued liabilities:
Investment advisory fees	16		204
Administration fees	—		—	(a)
Shareholder servicing fees	11		100
Distribution fees	1		56
Custodian and accounting fees	5		15
Trustees’ and Chief Compliance Officer’s fees	—		—	(a)
Audit Fees	39		33
Transfer agent fees	3		448
Other	9		102

Total Liabilities	685		4,810

Net Assets	$61,425		$623,760

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2013	J.P. MORGAN SPECIALTY FUNDS	13

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	U.S. Core Real Estate Securities Fund	U.S. Real Estate Fund
NET ASSETS:
Paid-in-Capital	$58,728	$210,667
Accumulated undistributed (distributions in excess of) net investment income	(69)	(1,992)
Accumulated net realized gains (losses)	960	173,023
Net unrealized appreciation (depreciation)	1,806	242,062

Total Net Assets	$61,425	$623,760

Net Assets:
Class A	$4,200	$194,601
Class C	68	15,889
Class R2	—	14,899
Class R5	60	21,993
Class R6	8,195	—
Select Class	48,902	376,378

Total	$61,425	$623,760

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	250	11,743
Class C	4	972
Class R2	—	904
Class R5	4	1,320
Class R6	486	—
Select Class	2,906	22,641

Net Asset Value (a):
Class A — Redemption price per share	$16.81	$16.57
Class C — Offering price per share (b)	16.82	16.36
Class R2 — Offering and redemption price per share	—	16.48
Class R5 — Offering and redemption price per share	16.84	16.66
Class R6 — Offering and redemption price per share	16.84	—
Select Class — Offering and redemption price per share	16.83	16.62
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$17.74	$17.49

Cost of investments in non-affiliates	$55,640	$374,853
Cost of investments in affiliates	4,273	9,683

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN SPECIALTY FUNDS	JUNE 30, 2013

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)

(Amounts in thousands)

	U.S. Core Real Estate Securities Fund		U.S. Real Estate Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$163		$—
Dividend income from non-affiliates	590		8,398
Dividend income from affiliates	1		3

Total investment income	754		8,401

EXPENSES:
Investment advisory fees	153		2,315
Administration fees	22		325
Distribution fees:
Class A	5		244
Class C	—	(a)	59
Class R2	—		35
Shareholder servicing fees:
Class A	5		244
Class C	—	(a)	20
Class R2	—		17
Class R5	—	(a)	6
Select Class	57		655
Custodian and accounting fees	13		20
Interest expense to affiliates	—		— (a)
Professional fees	32		31
Trustees’ and Chief Compliance Officer’s fees	—	(a)	4
Printing and mailing costs	11		91
Registration and filing fees	33		41
Transfer agent fees	7		885
Other	5		12

Total expenses	343		5,004

Less amounts waived	(22)		(518)
Less expense reimbursements	(84)		(594)

Net expenses	237		3,892

Net investment income (loss)	517		4,509

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	1,107		149,284
Change in net unrealized appreciation/depreciation of investments in non-affiliates	(71)		(97,804)

Net realized/unrealized gains (losses)	1,036		51,480

Change in net assets resulting from operations	$1,553		$55,989

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2013	J.P. MORGAN SPECIALTY FUNDS	15

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	U.S. Core Real Estate Securities Fund		U.S. Real Estate Fund
	Six Months Ended 6/30/2013 (Unaudited)	Year Ended 12/31/2012	Six Months Ended 6/30/2013 (Unaudited)	Year Ended 12/31/2012
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net Investment Income (loss)	$517	$769	$4,509	$17,352
Net realized gain (loss)	1,107	639	149,284	244,075
Change in net unrealized appreciation/depreciation	(71)	1,635	(97,804)	(59,816)

Change in net assets resulting from operations	1,553	3,043	55,989	201,611

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(45)	(60)	(1,686)	(2,493)
From net realized gains	—	(67)	—	(25,144)
Class C
From net investment income	— (a)	(1)	(98)	(129)
From net realized gains	—	(1)	—	(2,002)
Class R2
From net investment income	—	—	(109)	(108)
From net realized gains	—	—	—	(1,504)
Class R5
From net investment income	(1)	(1)	(238)	(421)
From net realized gains	—	(1)	—	(3,269)
Class R6
From net investment income	(44)	(1)	—	—
From net realized gains	—	(1)	—	—
Select Class
From net investment income	(544)	(685)	(4,883)	(14,517)
From net realized gains	—	(712)	—	(86,771)

Total distributions to shareholders	(634)	(1,530)	(7,014)	(136,358)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	15,098	33,947	(247,116)	(654,270)

NET ASSETS:
Change in net assets	16,017	35,460	(198,141)	(589,017)
Beginning of period	45,408	9,948	821,901	1,410,918

End of period	$61,425	$45,408	$623,760	$821,901

Accumulated undistributed (distributions in excess of) net investment income	$(69)	$48	$(1,992)	$513

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN SPECIALTY FUNDS	JUNE 30, 2013

	U.S. Core Real Estate Securities Fund		U.S. Real Estate Fund
	Six Months Ended 6/30/2013 (Unaudited)	Year Ended 12/31/2012	Six Months Ended 6/30/2013 (Unaudited)	Year Ended 12/31/2012
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$208	$1,020	$34,555	$50,721
Distributions reinvested	45	127	1,611	25,878
Cost of shares redeemed	(24)	(60)	(30,187)	(82,129)

Change in net assets resulting from Class A capital transactions	$229	$1,087	$5,979	$(5,530)

Class C
Proceeds from shares issued	$10	$—	$2,916	$3,356
Distributions reinvested	— (a)	2	90	1,960
Cost of shares redeemed	—	—	(2,273)	(4,322)

Change in net assets resulting from Class C capital transactions	$10	$2	$733	$994

Class R2
Proceeds from shares issued	$—	$—	$4,867	$8,192
Distributions reinvested	—	—	106	1,568
Cost of shares redeemed	—	—	(1,589)	(3,603)

Change in net assets resulting from Class R2 capital transactions	$—	$—	$3,384	$6,157

Class R5
Proceeds from shares issued	$—	$—	$3,219	$14,883
Distributions reinvested	1	2	238	3,689
Cost of shares redeemed	—	—	(6,724)	(9,608)

Change in net assets resulting from Class R5 capital transactions	$1	$2	$(3,267)	$8,964

Class R6
Proceeds from shares issued	$8,470	$—	$—	$—
Distributions reinvested	44	2	—	—
Cost of shares redeemed	(238)	—	—	—

Change in net assets resulting from Class R6 capital transactions	$8,276	$2	$—	$—

Select Class
Proceeds from shares issued	$10,039	$31,899	$42,057	$214,154
Distributions reinvested	509	1,334	2,159	45,411
Cost of shares redeemed	(3,966)	(379)	(298,161)	(924,420)

Change in net assets resulting from Select capital transactions	$6,582	$32,854	$(253,945)	$(664,855)

Total change in net assets resulting from capital transactions	$15,098	$33,947	$(247,116)	$(654,270)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2013	J.P. MORGAN SPECIALTY FUNDS	17

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Core Real Estate Securities Fund			U.S. Real Estate Fund
	Six Months Ended 6/30/2013 (Unaudited)	Year Ended 12/31/2012		Six Months Ended 6/30/2013 (Unaudited)	Year Ended 12/31/2012
SHARE TRANSACTIONS:
Class A
Issued	12	62		2,061	2,877
Reinvested	3	8		96	1,648
Redeemed	(1)	(4)		(1,787)	(4,723)

Change in Class A Shares	14	66		370	(198)

Class C
Issued	1	—		175	193
Reinvested	— (a)	—	(a)	6	127
Redeemed	—	—		(137)	(253)

Change in Class C Shares	1	—	(a)	44	67

Class R2
Issued	—	—		290	465
Reinvested	—	—		6	101
Redeemed	—	—		(95)	(206)

Change in Class R2 Shares	—	—		201	360

Class R5
Issued	—	—		191	862
Reinvested	1	—	(a)	14	233
Redeemed	—	—		(398)	(557)

Change in Class R5 Shares	1	—	(a)	(193)	538

Class R6
Issued	495	—		—	—
Reinvested	2	—	(a)	—	—
Redeemed	(14)	—		—	—

Change in Class R6 Shares	483	—	(a)	—	—

Select Class
Issued	583	1,984		2,517	12,368
Reinvested	30	82		129	2,853
Redeemed	(233)	(23)		(17,176)	(51,479)

Change in Select Shares	380	2,043		(14,530)	(36,258)

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN SPECIALTY FUNDS	JUNE 30, 2013

THIS PAGE IS INTENTIONALLY LEFT BLANK

JUNE 30, 2013	J.P. MORGAN SPECIALTY FUNDS	19

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Return of capital	Total distributions
U.S. Core Real Estate Securities Fund
Class A
Six Months Ended June 30, 2013 (Unaudited)	$16.36	$0.15	(f)	$0.48	$0.63	$(0.18)	$—		$—	$(0.18)
Year Ended December 31, 2012	14.98	0.34	(f)	1.62	1.96	(0.29)	(0.29)		—	(0.58)
August 31, 2011 (g) through December 31, 2011	15.00	0.35	(f)	(0.23)	0.12	(0.10)	—	(h)	(0.04)	(0.14)

Class C
Six Months Ended June 30, 2013 (Unaudited)	16.37	0.10	(f)	0.49	0.59	(0.14)	—		—	(0.14)
Year Ended December 31, 2012	15.00	0.25	(f)	1.62	1.87	(0.21)	(0.29)		—	(0.50)
August 31, 2011 (g) through December 31, 2011	15.00	0.11	(f)	(0.01)	0.10	(0.06)	—	(h)	(0.04)	(0.10)

Class R5
Six Months Ended June 30, 2013 (Unaudited)	16.39	0.18	(f)	0.49	0.67	(0.22)	—		—	(0.22)
Year Ended December 31, 2012	15.00	0.41	(f)	1.62	2.03	(0.35)	(0.29)		—	(0.64)
August 31, 2011 (g) through December 31, 2011	15.00	0.16	(f)	(0.02)	0.14	(0.10)	—	(h)	(0.04)	(0.14)

Class R6
Six Months Ended June 30, 2013 (Unaudited)	16.39	0.38	(f)(l)	0.29 (l)	0.67	(0.22)	—		—	(0.22)
Year Ended December 31, 2012	15.00	0.42	(f)	1.62	2.04	(0.36)	(0.29)		—	(0.65)
August 31, 2011 (g) through December 31, 2011	15.00	0.16	(f)	(0.02)	0.14	(0.10)	—	(h)	(0.04)	(0.14)

Select Class
Six Months Ended June 30, 2013 (Unaudited)	16.38	0.17	(f)	0.48	0.65	(0.20)	—		—	(0.20)
Year Ended December 31, 2012	15.00	0.41	(f)	1.59	2.00	(0.33)	(0.29)		—	(0.62)
August 31, 2011 (g) through December 31, 2011	15.00	0.19	(f)	(0.05)	0.14	(0.10)	—	(h)	(0.04)	(0.14)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of operations.
(h)	Amount rounds to less than $0.01.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended December 31, 2011.
(j)	The Net investment income (loss) ratios for Class A and Select Class are disproportionate due to the timing of shareholder capital transactions and when the Fund earned income over the period.
(k)	Ratios are disproportionate between classes due to the size of net assets and fixed expense.
(l)	The Net investment income (loss) per share and the Net investment income (loss) ratio for Class R6 are disproportionate to other classes due to significant share class growth coinciding with significant income earned in June 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN SPECIALTY FUNDS	JUNE 30, 2013

Ratios/Supplemental data
		Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000's)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$16.81	3.87%	$4,200	1.17%		1.73%		1.58%		70%
16.36	13.14	3,867	1.17		2.11		2.33		74
14.98	0.83	2,548	1.18	(i)	7.03	(i)(j)	5.74	(i)(k)	8

16.82	3.61	68	1.66		1.24		2.07		70
16.37	12.53	57	1.67		1.56		2.90		74
15.00	0.69	50	1.68	(i)	2.29	(i)	11.12	(i)(k)	8

16.84	4.08	60	0.71		2.17		1.13		70
16.39	13.65	57	0.72		2.52		1.94		74
15.00	1.01	50	0.73	(i)	3.24	(i)	10.27	(i)(k)	8

16.84	4.10	8,195	0.66		4.59	(l)	1.03		70
16.39	13.70	57	0.67		2.57		1.89		74
15.00	1.02	51	0.68	(i)	3.29	(i)	10.22	(i)(k)	8

16.83	3.98	48,902	0.92		1.98		1.33		70
16.38	13.42	41,370	0.92		2.53		1.91		74
15.00	0.97	7,249	0.93	(i)	3.82	(i)(j)	9.39	(i)(k)	8

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2013	J.P. MORGAN SPECIALTY FUNDS	21

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions
U.S. Real Estate Fund
Class A
Six Months Ended June 30, 2013 (Unaudited)	$15.87	$0.09	(f)	$0.75	$0.84	$(0.14)	$—	$—	$(0.14)
Year Ended December 31, 2012	16.16	0.21	(f)	2.14	2.35	(0.22)	(2.42)	—	(2.64)
Year Ended December 31, 2011	15.55	0.12	(f)	0.80	0.92	(0.31)	—	—	(0.31)
Year Ended December 31, 2010	12.19	0.15	(f)	3.51	3.66	(0.12)	—	(0.18)	(0.30)
Year Ended December 31, 2009	10.12	0.22	(f)	2.11	2.33	(0.22)	—	(0.04)	(0.26)
Year Ended December 31, 2008	17.09	0.30		(6.92)	(6.62)	(0.32)	—	(0.03)	(0.35)

Class C
Six Months Ended June 30, 2013 (Unaudited)	15.67	0.04	(f)	0.75	0.79	(0.10)	—	—	(0.10)
Year Ended December 31, 2012	15.99	0.12	(f)	2.12	2.24	(0.14)	(2.42)	—	(2.56)
Year Ended December 31, 2011	15.39	0.04	(f)	0.80	0.84	(0.24)	—	—	(0.24)
Year Ended December 31, 2010	12.08	0.08	(f)	3.48	3.56	(0.07)	—	(0.18)	(0.25)
Year Ended December 31, 2009	10.04	0.17	(f)	2.10	2.27	(0.19)	—	(0.04)	(0.23)
Year Ended December 31, 2008	16.99	0.26		(6.91)	(6.65)	(0.27)	—	(0.03)	(0.30)

Class R2
Six Months Ended June 30, 2013 (Unaudited)	15.78	0.07	(f)	0.76	0.83	(0.13)	—	—	(0.13)
Year Ended December 31, 2012	16.10	0.18	(f)	2.11	2.29	(0.19)	(2.42)	—	(2.61)
Year Ended December 31, 2011	15.50	0.09	(f)	0.80	0.89	(0.29)	—	—	(0.29)
Year Ended December 31, 2010	12.18	0.14	(f)	3.47	3.61	(0.11)	—	(0.18)	(0.29)
Year Ended December 31, 2009	10.12	0.20	(f)	2.11	2.31	(0.21)	—	(0.04)	(0.25)
November 3, 2008 (g) through December 31, 2008	11.11	0.13		(1.12)	(0.99)	—	—	—	—

Class R5
Six Months Ended June 30, 2013 (Unaudited)	15.95	0.12	(f)	0.77	0.89	(0.18)	—	—	(0.18)
Year Ended December 31, 2012	16.22	0.30	(f)	2.14	2.44	(0.29)	(2.42)	—	(2.71)
Year Ended December 31, 2011	15.61	0.19	(f)	0.80	0.99	(0.38)	—	—	(0.38)
Year Ended December 31, 2010	12.23	0.18	(f)	3.56	3.74	(0.18)	—	(0.18)	(0.36)
Year Ended December 31, 2009	10.14	0.27	(f)	2.11	2.38	(0.25)	—	(0.04)	(0.29)
Year Ended December 31, 2008	17.11	0.43		(6.99)	(6.56)	(0.38)	—	(0.03)	(0.41)

Select Class
Six Months Ended June 30, 2013 (Unaudited)	15.92	0.10	(f)	0.76	0.86	(0.16)	—	—	(0.16)
Year Ended December 31, 2012	16.19	0.24	(f)	2.17	2.41	(0.26)	(2.42)	—	(2.68)
Year Ended December 31, 2011	15.58	0.16	(f)	0.80	0.96	(0.35)	—	—	(0.35)
Year Ended December 31, 2010	12.21	0.19	(f)	3.52	3.71	(0.16)	—	(0.18)	(0.34)
Year Ended December 31, 2009	10.13	0.25	(f)	2.11	2.36	(0.24)	—	(0.04)	(0.28)
Year Ended December 31, 2008	17.10	0.38		(6.97)	(6.59)	(0.35)	—	(0.03)	(0.38)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of offering of class of shares.
(h)	Due to the ratio being annualized, the ratio may appear disproportionate to other share classes.

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN SPECIALTY FUNDS	JUNE 30, 2013

Ratios/Supplemental data
		Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000's)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earning credits	Portfolio turnover rate (b)(e)

$16.57	5.31%	$194,601	1.18%	1.03%		1.47%	40%
15.87	15.05	180,485	1.18	1.19		1.35	60
16.16	6.02	186,958	1.17	0.72		1.37	67
15.55	30.36	214,760	1.17	1.05		1.29	71
12.19	24.47	197,111	1.18	2.37		1.40	81
10.12	(39.55)	190,173	1.18	1.91		1.29	50

16.36	5.06	15,889	1.68	0.53		1.97	40
15.67	14.52	14,541	1.68	0.70		1.85	60
15.99	5.50	13,763	1.67	0.23		1.87	67
15.39	29.68	14,244	1.67	0.56		1.79	71
12.08	23.90	10,763	1.68	1.86		1.89	81
10.04	(39.86)	8,477	1.68	1.58		1.79	50

16.48	5.23	14,899	1.43	0.80		1.72	40
15.78	14.72	11,089	1.43	1.00		1.60	60
16.10	5.81	5,524	1.42	0.55		1.65	67
15.50	29.95	947	1.42	0.97		1.54	71
12.18	24.16	65	1.43	2.12		1.64	81
10.12	(8.91)	45	1.43	8.82	(h)	1.58	50

16.66	5.57	21,993	0.73	1.46		1.02	40
15.95	15.58	24,137	0.73	1.67		0.90	60
16.22	6.46	15,816	0.72	1.17		0.92	67
15.61	30.94	19,999	0.72	1.34		0.84	71
12.23	25.06	54,102	0.73	2.84		0.94	81
10.14	(39.30)	30,576	0.73	2.75		0.84	50

16.62	5.41	376,378	0.93	1.24		1.21	40
15.92	15.37	591,649	0.93	1.38		1.09	60
16.19	6.27	1,188,857	0.92	0.97		1.12	67
15.58	30.69	1,211,566	0.92	1.33		1.04	71
12.21	24.81	726,698	0.93	2.58		1.14	81
10.13	(39.41)	314,364	0.93	2.40		1.04	50

JUNE 30, 2013	J.P. MORGAN SPECIALTY FUNDS	23

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2013 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 2 separate funds of the Trusts, (collectively, the “Funds”) covered by this report:

Fund	Classes Offered	Trust	Diversified/Non-Diversified
Security Capital U.S. Core Real Estate Securities Fund	Class A, Class C, Class R5, Class R6 and Select Class	JPM I	Non-Diversified
JPMorgan U.S. Real Estate Fund	Class A, Class C, Class R2, Class R5 and Select Class	JPM II	Non-Diversified

Security Capital U.S. Core Real Estate Securities Fund (“U.S. Core Real Estate Securities Fund”) commenced operations on August 31, 2011.

The investment objective of the U.S. Core Real Estate Securities Fund is to seek a risk-adjusted total return over the long term by investing primarily in real estate securities.

The investment objective of the JPMorgan U.S. Real Estate Fund (“U.S. Real Estate Fund”) is to seek to provide a high level of current income and long term capital appreciation primarily through investments in real estate securities.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R5, Class R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

24	J.P. MORGAN SPECIALTY FUNDS	JUNE 30, 2013

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

U.S. Core Real Estate Securities Fund

	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$36,210	$—	$—	$36,210
Corporate Bonds	—	12,201	—	12,201
Preferred Stocks	9,035	—	—	9,035
Short-Term Investment Investment Company	4,273	—	—	4,273

Total Investments in Securities	$49,518	$12,201	$—	$61,719

U.S. Real Estate Fund
	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$626,598	$—	$—	$626,598

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOIs. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended June 30, 2013.

B. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publically available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

JUNE 30, 2013	J.P. MORGAN SPECIALTY FUNDS	25

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2013 (Unaudited) (continued)

C. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

D. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of June 30, 2013, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

E. Distributions to Shareholders — Distributions from net investment income are generally declared and paid quarterly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, Security Capital Research & Management Incorporated (the “Advisor”) acts as the investment advisor to the Funds. The Advisor is a direct, wholly-owned subsidiary of JPMAM. The Advisor supervises the investments of the Funds and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s average daily net assets at an annual rate of 0.60%.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended June 30, 2013, the annualized effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2
U.S. Core Real Estate Securities Fund	0.25%	0.75%	n/a
U.S. Real Estate Fund	0.25	0.75	0.50%

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from the redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended June 30, 2013, the Distributor retained the following amounts (in thousands):

	Front- End Sales Charge		CDSC
U.S. Core Real Estate Securities Fund	$—	(a)	$—
U.S. Real Estate Fund	12		—	(a)

(a)	Amounts round to less than $1,000.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servic-

26	J.P. MORGAN SPECIALTY FUNDS	JUNE 30, 2013

ing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R5	Select Class
U.S. Core Real Estate Securities Fund	0.25%	0.25%	n/a	0.05%	0.25%
U.S. Real Estate Fund	0.25	0.25	0.25%	0.05	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by the Funds, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Administrator and Distributor as shareholder servicing agent have each contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R5	Class R6	Select Class
U.S. Core Real Estate Securities Fund	1.18%	1.68%	n/a	0.73%	0.68%	0.93%
U.S. Real Estate Fund	1.18	1.68	1.43%	0.73	n/a	0.93

The expense limitation agreements were in effect for the six months ended June 30, 2013. The contractual expense limitation percentages in the table above are in place until at least April 30, 2014.

For the six months ended June 30, 2013, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Administration	Shareholder Servicing	Total	Contractual Reimbursements
U.S. Core Real Estate Securities Fund	$19	$—	$19	$84
U.S. Real Estate Fund	313	193	506	594

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amount of waivers resulting from investments in these money market funds for the six months ended June 30, 2013 were as follows (amounts in thousands):

U.S. Core Real Estate Securities Fund	$3
U.S. Real Estate Fund	12

G. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended June 30, 2013, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

JUNE 30, 2013	J.P. MORGAN SPECIALTY FUNDS	27

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2013 (Unaudited) (continued)

The Funds may use related party broker-dealers. For the six months ended June 30, 2013, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended June 30, 2013, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
U.S. Core Real Estate Securities Fund	$45,843	$32,940
U.S. Real Estate Fund	299,596	545,913

During the six months ended June 30, 2013, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at June 30, 2013 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Core Real Estate Securities Fund	$59,913	$2,239	$433	$1,806
U.S. Real Estate Fund	384,536	246,408	4,346	242,062

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by each Fund after December 31, 2010, are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by each Fund were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2012, the Funds did not have any pre-enactment or post-enactment net capital loss carryforwards.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12 (d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 11, 2013.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at June 30, 2013 or at any time during the six months than ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s assets for U.S. Real Estate Fund.

28	J.P. MORGAN SPECIALTY FUNDS	JUNE 30, 2013

Additionally, U.S. Core Real Estate Securities Fund has shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own a significant portion of the Fund’s outstanding shares.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

Because the Funds may invest a substantial portion of their assets in REITs, the Funds may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

The U.S. Core Real Estate Securities Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The U.S. Core Real Estate Securities Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

JUNE 30, 2013	J.P. MORGAN SPECIALTY FUNDS	29

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, January 1, 2013, and continued to hold your shares at the end of the reporting period, June 30, 2013.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During the Period*	Annualized Expense Ratio
U.S. Core Real Estate Securities Fund
Class A
Actual	$1,000.00	$1,038.70	$5.91	1.17%
Hypothetical	1,000.00	1,018.99	5.86	1.17
Class C
Actual	1,000.00	1,036.10	8.38	1.66
Hypothetical	1,000.00	1,016.56	8.30	1.66
Class R5
Actual	1,000.00	1,040.80	3.59	0.71
Hypothetical	1,000.00	1,021.27	3.56	0.71
Class R6
Actual	1,000.00	1,041.00	3.34	0.66
Hypothetical	1,000.00	1,021.52	3.31	0.66
Select
Actual	1,000.00	1,039.80	4.65	0.92
Hypothetical	1,000.00	1,020.23	4.61	0.92

U.S. Real Estate Fund
Class A
Actual	1,000.00	1,053.10	6.01	1.18
Hypothetical	1,000.00	1,018.94	5.91	1.18
Class C
Actual	1,000.00	1,050.60	8.54	1.68
Hypothetical	1,000.00	1,016.46	8.40	1.68
Class R2
Actual	1,000.00	1,052.30	7.28	1.43
Hypothetical	1,000.00	1,017.70	7.15	1.43

30	J.P. MORGAN SPECIALTY FUNDS	JUNE 30, 2013

	Beginning Account Value, January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During the Period*	Annualized Expense Ratio
U.S. Real Estate Fund (continued)
Class R5
Actual	$1,000.00	$1,055.70	$3.72	0.73%
Hypothetical	1,000.00	1,021.17	3.66	0.73
Select Class
Actual	1,000.00	1,054.10	4.74	0.93
Hypothetical	1,000.00	1,020.18	4.66	0.93

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

JUNE 30, 2013	J.P. MORGAN SPECIALTY FUNDS	31

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2013. All rights reserved. June 2013.	SAN-USRE-613

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semiannual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semiannual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semiannual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semiannual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a) (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Patricia A. Maleski
Patricia A. Maleski President and Principal Executive Officer August 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski President and Principal Executive Officer August 30, 2013

By:	/s/ Joy C. Dowd
Joy C. Dowd Treasurer and Principal Financial Officer August 30, 2013